Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (20,070)	$ (1,190,308)	$ (152,909)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		1,115
Accretion of debt issuance costs		1,382
Accretion of debt discount		10,706
Recapitalization		$ 46,150
Interest income			(50)
Share-based compensation	$ 10,000	$ 410,000	10,000
Bad debt expense			(25,000)
Change in fair value of derivative liabilities		$ 136,298
Changes in operating assets and liabilities:
Accounts receivable		(40,289)
Inventory		(27,301)
Accounts payable and accrued expenses		(48,761)	93,234
Net Cash Used In Operating Activities	$ (10,070)	(701,008)	(24,725)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash paid for business acquisition	(25,000)	(178,711)	(45,000)
Cash paid for machinery and equipment		(14,602)
Net Cash Used In Investing Activities	(25,000)	(193,313)	(45,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock	$ 70,500	616,000	493,005
Proceeds from issuance of convertible note		120,000
Cash paid for debt issuance costs		(15,000)
Contributed capital			(28,995)
Net Cash Provided By Financing Activities	$ 70,500	721,000	522,000
Net Increase in Cash	$ 35,430	(173,321)	$ 452,275
Cash - Beginning of Period		452,275
Cash - End of Period	$ 35,430	$ 278,954	$ 452,275	$ 452,275
Cash Paid During the Period for:
Income taxes
Interest
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Recognition of derivative liability embedded in stock purchase warrant		$ 255,867
Debt discount on convertible note		116,238
Stock issued for OneLove acquisition		29,000
Stock issued for Hygrow acquisition		$ 60,000
LightTouch Vein & Laser, Inc. [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss				(25,772)	$ (26,611)
Changes in operating assets and liabilities:
Increase (decrease) in accounts payable				(7,402)	1,186
Increase (decrease) in payable to stockholders and related party				$ 33,174	$ 25,425
Net Cash Used In Operating Activities
CASH FLOWS FROM INVESTING ACTIVITIES:
Net Cash Used In Investing Activities
CASH FLOWS FROM FINANCING ACTIVITIES:
Net Cash Provided By Financing Activities
Net Increase in Cash
Cash - Beginning of Period
Cash - End of Period
Cash Paid During the Period for:
Income taxes
Interest